Subordinated liabilities - Disclosure of dated subordinated liabilities (Details)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 12,954,000,000						£ 11,921,000,000
External issuances by other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	492,000,000						623,000,000
External issuances by Barclays securitisation SPV
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	732,000,000						0
3.750% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0						483,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount	£ 500,000,000
3.750% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0						117,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $		$ 200,000,000
5.20% Fixed Rate Subordinated Notes (USD 2,050m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,522,000,000						1,580,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $			$ 2,050,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 876,000,000						810,000,000
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €				€ 1,000,000,000
4.836% Fixed Rate Subordinated Notes (USD 2,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,472,000,000						1,535,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $			$ 2,000,000,000
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,023,000,000						1,010,000,000
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%	8.407%
Notional contract amount	£ 1,000,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,063,000,000						1,088,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $			$ 1,500,000,000
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 657,000,000						663,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%	3.564%
Notional contract amount | $			$ 1,000,000,000
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 249,000,000						248,000,000
Interest rate	6.158%	6.158%	6.158%	6.158%	6.158%	6.158%
Notional contract amount | $					$ 500,000,000
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m) | Floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 249,000,000						248,000,000
Notional contract amount | $					$ 500,000,000
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,371,000,000						1,324,000,000
Interest rate	4.973%	4.973%	4.973%	4.973%	4.973%	4.973%
Notional contract amount | €				€ 1,500,000,000
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,126,000,000						0
Interest rate	4.616%	4.616%	4.616%	4.616%	4.616%	4.616%
Notional contract amount | €				€ 1,250,000,000
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,105,000,000						1,146,000,000
Interest rate	7.119%	7.119%	7.119%	7.119%	7.119%	7.119%
Notional contract amount | $			$ 1,500,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 562,000,000						590,000,000
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $			$ 1,000,000,000
5.75% Fixed Rate Subordinated Notes (GBP 274000000m) | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 279,000,000						279,000,000
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Notional contract amount	£ 274,000,000
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 71,000,000						76,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥						¥ 15,000,000,000
6.33% Subordinated Notes (GBP 50000000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 46,000,000						45,000,000
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%
Notional contract amount	£ 50,000,000
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 59,000,000						£ 56,000,000
Notional contract amount | €				€ 68,000,000